SCHEDULE OF OTHER OPERATING INCOME, NET (Details) ¥ in Thousands		9 Months Ended		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Other Income and Expenses [Abstract]
Gains from waiver of operating payables	[1]		¥ 9,703	¥ 10,604	¥ 70,500
Government grant	[2]		21,511	6,135	5,252
Guarantee income					46
Others			463	1,262	(5,808)
Total			¥ 31,677	¥ 18,001	¥ 69,990

[1]	The Company entered into supplemental agreements with several suppliers in May and June 2021, pursuant to which the Company would be exempted, conditionally, from the repayment of other payables of approximately RMB120.4 million. Payment conditions were met during fiscal year ended 2023 resulting in an incremental RMB56.1 million in payables waived pursuant to the operative supplier agreements. The waiver of this additional payables balance resulted in a gain recorded in the same fiscal year.
[2]	During the nine months ended December 31, 2024, the Company received several cash-based government subsidies which are primarily intended to support the business operations in the Hefei and Xi’an superstore. All conditions associated with these subsidies have been satisfied, and the cash received does not need to be refunded under any circumstances. The Company recorded these subsidies under “Other operating income, net” in the Consolidated Statements of Comprehensive Loss.